Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Met/Franklin Low Duration Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Franklin Low Duration Total Return Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide a high level of current income, while seeking preservation of shareholders’ capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Franklin Advisers, Inc. (“Franklin Advisers” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in investment grade debt securities and investments (as defined below), including government and corporate debt securities, mortgage- and asset-backed securities, investment grade corporate loans, municipal securities and futures with reference securities that are investment grade, targeting an estimated average portfolio duration of three (3) years or less. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors.

Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. Some of the mortgage securities purchased by the Portfolio are issued or guaranteed by the U.S. government, its agencies or instrumentalities; others are issued by private issuers. The Portfolio may also invest in mortgage dollar rolls, through which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. In addition, the Portfolio may invest a portion of its assets in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that typically have floating interest rates. The Portfolio may also invest in inflation-indexed securities issued by the U.S. Treasury.

In choosing investments, Franklin Advisers selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. Franklin Advisers uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. Franklin Advisers evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets. These factors can impact both income and potential for capital appreciation.

The Portfolio focuses on investment grade securities and investments or in unrated securities and investments that Franklin Advisers determines are comparable. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (S&P®) (rated BBB or better) or Moody’s Investors Service, Inc. (Moody’s) (rated Baa or higher) are considered investment grade. Securities rated Ba or lower by Moody’s or BB or lower by S&P® are considered to be below investment grade. The Portfolio may invest up to 20% of its total assets in high yield debt securities (commonly referred to as “junk bonds”), including up to 5% in securities rated lower than B by S&P® or Moody’s, which may include defaulted securities. The Portfolio may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

		To pursue its investment goals, the Portfolio regularly enters into (which may include purchasing or selling) various derivative transactions, including currency and cross-currency forwards, currency, currency index, bond and interest rate futures contracts and options thereon, swap agreements (including currency, interest rate, fixed-income total return, and credit default swaps) and options thereon and futures contracts on credit default swaps on indices (also known as credit index futures). The use of these derivative transactions may allow the Portfolio to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Portfolio returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Short Sale and Short Position Risk.    The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

		Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	1st – 2012	2.23%
Lowest Quarter	3rd – 2015	-0.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2015
Met/Franklin Low Duration Total Return Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.54%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	172
5 Years	rr_ExpenseExampleYear05	300
10 Years	rr_ExpenseExampleYear10	$ 677
2012	rr_AnnualReturn2012	4.67%
2013	rr_AnnualReturn2013	1.33%
2014	rr_AnnualReturn2014	1.27%
2015	rr_AnnualReturn2015	(0.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.93%)
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
Met/Franklin Low Duration Total Return Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	438
10 Years	rr_ExpenseExampleYear10	$ 979
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
Met/Franklin Low Duration Total Return Portfolio | Barclays U.S. Government/Credit 1-3 Year Bond Index (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%

[1]	MetLife Advisers, LLC, has contractually agreed, for the period from May 1, 2016, through April 30, 2017, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Franklin Advisers that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio’s assets are aggregated with those of Met/Templeton International Bond Portfolio. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.